Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
a.	Principles of consolidation

These unaudited consolidated financial statements include the financial information of the Company and its subsidiaries. The Company consolidates legal entities in which it holds a controlling financial interest. The Company has a two-tier consolidation model: one focused on voting rights (the voting interest model) and the second focused on a qualitative analysis of power over significant activities and exposure to potentially significant losses or benefits (the variable interest model). All entities are first evaluated to determine whether they are variable interest entities (“VIE”). If an entity is determined not to be a VIE, it is assessed on the basis of voting and other decision-making rights under the voting interest model. The accounts of the subsidiaries are prepared for the same reporting period using consistent accounting policies. All intercompany balances and transactions were eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
b.	Use of estimates in the preparation of consolidated financial statements

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
c.	Impact of recently issued accounting standards

The Company has evaluated issued Accounting Standards Updates not yet adopted and believes the adoption of these standards will not have a material impact on its condensed consolidated financial statements.